Related parties	6 Months Ended
Jun. 30, 2019
Related parties [Abstract]
Related parties
Note 11. - Related parties

During the normal course of business, the Company has historically conducted operations with related parties consisting mainly of Abengoa´s subsidiaries and non-controlling interests. The transactions were completed at market rates.

Further to the sale of its remaining 16.47% stake in the Company to Algonquin on November 27, 2018, Abengoa ceased to fulfill the conditions to be a related party as per IAS 24 - Related Parties Disclosures. Algonquin on its side is a related party since it completed the acquisition of a 25% stake in the Company in March 2018.

Details of balances with related parties as of June 30, 2019 and December 31, 2018, which therefore do not include balances with Abengoa, are as follows:

	Balance as of June 30,	Balance as of December 31,
	2019	2018
	($ in thousands)
Credit receivables (current)	21,869	5,328
Total current receivables with related parties	21,869	5,328

Trade and other payables (current)	36,459	19,352
Total current payables with related parties	36,459	19,352

Credit payables (non-current)	25,970	33,675
Total non-current payables with related parties	25,970	33,675

Credit receivables as of June 30, 2019 include $18.0 million of dividends to be collected from Amherst Island Partnership. From this amount, $17.9 million is in turn payable to Algonquin, and is recorded as current payables. Algonquin made a majority of the investment and owns a majority of the economic rights in Amherst Island (Note 5).

The remaining amounts recorded as Credit receivables, Trade and other payables and non-current Credit payables relate to debts with non-controlling interests’ partners in Kaxu, Solaben 2&3 and Solacor 1&2.

The transactions carried out with related parties, which are primarily transactions with Abengoa and with subsidiaries of Abengoa, during the six-month periods ended June 30, 2018, have been as follows:

	For the six-month period ended June 30,
	2019	2018
	($ in thousands)
Services received	-	(56,619)
Financial income	12	1,819
Financial expenses	(104)	(690)

During 2018 services received primarily include operation and maintenance services received by some assets.